Income Taxes (Details) - Schedule of net deferred tax assets (liabilities) - CleanTech Acquisition Corp [Member]	Dec. 31, 2021 USD ($)
Deferred tax assets:
Start-up costs	$ 252,290
Net operating loss carryforwards	20,412
Total deferred tax assets	272,702
Valuation allowance	(271,562)
Deferred tax liabilities:
Unrealized gain on investments	(1,140)
Total deferred tax liabilities	(1,140)
Deferred tax assets, net of allowance